Schedule of convertible loan from third parties (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Convertible loan			$ 2,303
Debt issuance cost			(15)
Convertible loan, current			(2,303)
Convertible loan, Noncurrent
Noteholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible loan			368
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible loan			$ 1,950